ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11.                ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2011	2012
Salaries and welfare payable	9,723	11,974
VAT, business tax and other tax payable	5,151	6,248
Accrued flight rental costs	1,560	1,021
Deferred income from government subsidies	2,742	1,531
Payables for purchase of equipment	375	379
Accrued professional service fee	2,000	1,798
Accrued outsourced data processing and other direct costs	1,801	3,426
Other accrued expenses	2,719	3,236
Total	26,071	29,613